Accounting policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting policies [line items]
Property, plant and equipment excluding leased right-of-use assets	$ 17,767
Property, plant and equipment as a % of assets	40.00%
Prior year restatement [Member]
Accounting policies [line items]
Increase in cash and cash equivalents		$ 5,700	$ 6,500
Increase in interest bearing loans and borrowings		$ 5,700	$ 6,500
Cumulative Cash Flow Target [member]
Accounting policies [line items]
Percentage of awards granted	50.00%
TSR measure [member]
Accounting policies [line items]
Percentage of awards granted	25.00%		50.00%
TSR measure [member] | Tailored sector peer group [member]
Accounting policies [line items]
Percentage of awards granted	25.00%		25.00%
TSR measure [member] | FTSE All-World Construction & Materials index [member]
Accounting policies [line items]
Percentage of awards granted			25.00%
New RONA measure [Member]
Accounting policies [line items]
Percentage of awards granted	25.00%	25.00%
Minimum [member] | Prior year restatement [Member]
Accounting policies [line items]
Increase in cash and cash equivalents		$ 4,200	$ 2,700
Increase in interest bearing loans and borrowings		10,100	10,700
Maximum [member] | Prior year restatement [Member]
Accounting policies [line items]
Increase in cash and cash equivalents		9,900	9,200
Increase in interest bearing loans and borrowings		$ 15,800	$ 17,200
Plant and machinery [member] | Minimum [member]
Accounting policies [line items]
Rate of depreciation	20.00%
Plant and machinery [member] | Maximum [member]
Accounting policies [line items]
Rate of depreciation	3.30%
Transport [member] | Average [member]
Accounting policies [line items]
Rate of depreciation	20.00%
Buildings [member]
Accounting policies [line items]
Rate of depreciation	2.50%